Financial Instruments (Schedule of Allowance for Impairment in Respect of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	₪ 185	₪ 202
Impairment loss recognized	(44)	(50)
Doubtful debt expenses	46	33
Balance at December 31	₪ 187	₪ 185